Offerings	Oct. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 731,071.36
Fee Rate	0.0087%
Amount of Registration Fee	$ 63.60
Offering Note	The transaction valuation is calculated as the additional amount of aggregate maximum purchase price for Class S common shares of beneficial interest, par value $0.01 per share ("Shares"), of KKR FS Income Trust Select (the "Fund") that are accepted for purchase by the Fund. This is the final amendment to the Schedule TO-I filed by the Fund (File No. 005-94422) on September 1, 2026, as amended on October 5, 2026, and is being filed to report the results of the offer. Calculated at $87.00 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as modified by Filing Fee Rate Advisory for Fiscal Year 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 50,271,966.84
Amount of Registration Fee	$ 6,942.56
Offering Note	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as modified by Filing Fee Rate Advisory for Fiscal Year 2026. The fee of $6,942.56 (including $2,248.13 in fee offsets from the filing fee paid in connection with the Fund's filing of the Schedule TO-I on June 1, 2026) was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-94422) on September 1, 2026.